Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
June 30, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	5.9	—	5.9
Trade and other receivables	365.7	—	—	—	365.7
Cash and cash equivalents	132.2	134.4	—	—	266.6
Liabilities
Derivative financial instruments	—	—	(163.5)	—	(163.5)
Trade and other payables excluding non-financial liabilities	—	—	—	(797.1)	(797.1)
Loans and borrowings	—	—	—	(2,102.4)	(2,102.4)
Total	497.9	134.4	(157.6)	(2,899.5)	(2,424.8)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €158.4 million.

Loans and borrowings includes €91.0 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2024	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	21.2	—	21.2
Trade and other receivables	302.1	—	—	—	302.1
Cash and cash equivalents	235.6	167.7	—	—	403.3
Liabilities
Derivative financial instruments	—	—	(60.8)	—	(60.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(773.5)	(773.5)
Loans and borrowings	—	—	—	(2,177.4)	(2,177.4)
Total	537.7	167.7	(39.6)	(2,950.9)	(2,285.1)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
June 30, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	5.9	—	5.9
Trade and other receivables	365.7	—	—	—	365.7
Cash and cash equivalents	132.2	134.4	—	—	266.6
Liabilities
Derivative financial instruments	—	—	(163.5)	—	(163.5)
Trade and other payables excluding non-financial liabilities	—	—	—	(797.1)	(797.1)
Loans and borrowings	—	—	—	(2,102.4)	(2,102.4)
Total	497.9	134.4	(157.6)	(2,899.5)	(2,424.8)
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €158.4 million.

Loans and borrowings includes €91.0 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2024	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	21.2	—	21.2
Trade and other receivables	302.1	—	—	—	302.1
Cash and cash equivalents	235.6	167.7	—	—	403.3
Liabilities
Derivative financial instruments	—	—	(60.8)	—	(60.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(773.5)	(773.5)
Loans and borrowings	—	—	—	(2,177.4)	(2,177.4)
Total	537.7	167.7	(39.6)	(2,950.9)	(2,285.1)

	Fair value		Carrying value
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
	€m	€m	€m	€m
Senior EUR/USD loans	1,267.0	1,353.6	1,240.3	1,315.7
Other external debt	0.2	0.2	0.2	0.2
2028 fixed rate senior secured notes	782.5	768.0	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(29.1)	(32.6)
	2,049.7	2,121.8	2,011.4	2,083.3